Fair Value Measurements (Fair Value Of Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Available-for-sale securities, fair value	$ 232	$ 224
Government, agency, and government-sponsored enterprise obligations
Assets:
Available-for-sale securities, fair value		15
Corporate bonds
Assets:
Available-for-sale securities, fair value		11
Mortgage-backed securities
Assets:
Available-for-sale securities, fair value		2
Common stock and equivalents
Assets:
Available-for-sale securities, fair value		10
Level 1
Liabilities:
Foreign exchange derivative contracts	0	0
Interest agreement derivative contracts	0	0
Level 2
Liabilities:
Foreign exchange derivative contracts	2	3
Interest agreement derivative contracts	3	4
Total
Liabilities:
Foreign exchange derivative contracts	2	3
Interest agreement derivative contracts	3	4
Sigma Fund Securities [Member] | Level 1 | Foreign exchange contracts
Assets:
Foreign Currency Derivative Assets at Fair Value	0	0
Sigma Fund Securities [Member] | Level 1 | Government, agency, and government-sponsored enterprise obligations
Assets:
Sigma Fund securities, fair value		0
Sigma Fund Securities [Member] | Level 2 | Foreign exchange contracts
Assets:
Foreign Currency Derivative Assets at Fair Value	4	3
Sigma Fund Securities [Member] | Level 2 | Government, agency, and government-sponsored enterprise obligations
Assets:
Sigma Fund securities, fair value		1,984
Sigma Fund Securities [Member] | Total | Foreign exchange contracts
Assets:
Foreign Currency Derivative Assets at Fair Value	4	3
Sigma Fund Securities [Member] | Total | Government, agency, and government-sponsored enterprise obligations
Assets:
Sigma Fund securities, fair value		1,984
Available-For-Sale Securities [Member] | Level 1 | Government, agency, and government-sponsored enterprise obligations
Assets:
Available-for-sale securities, fair value	0	0
Available-For-Sale Securities [Member] | Level 1 | Corporate bonds
Assets:
Available-for-sale securities, fair value	0	0
Available-For-Sale Securities [Member] | Level 1 | Mutual funds
Assets:
Available-for-sale securities, fair value	0
Available-For-Sale Securities [Member] | Level 1 | Mortgage-backed securities
Assets:
Available-for-sale securities, fair value		0
Available-For-Sale Securities [Member] | Level 1 | Common stock and equivalents
Assets:
Available-for-sale securities, fair value	2	3
Available-For-Sale Securities [Member] | Level 2 | Government, agency, and government-sponsored enterprise obligations
Assets:
Available-for-sale securities, fair value	15	15
Available-For-Sale Securities [Member] | Level 2 | Corporate bonds
Assets:
Available-for-sale securities, fair value	7	11
Available-For-Sale Securities [Member] | Level 2 | Mutual funds
Assets:
Available-for-sale securities, fair value	11
Available-For-Sale Securities [Member] | Level 2 | Mortgage-backed securities
Assets:
Available-for-sale securities, fair value		2
Available-For-Sale Securities [Member] | Level 2 | Common stock and equivalents
Assets:
Available-for-sale securities, fair value	0	7
Available-For-Sale Securities [Member] | Total | Government, agency, and government-sponsored enterprise obligations
Assets:
Available-for-sale securities, fair value	15	15
Available-For-Sale Securities [Member] | Total | Corporate bonds
Assets:
Available-for-sale securities, fair value	7	11
Available-For-Sale Securities [Member] | Total | Mutual funds
Assets:
Available-for-sale securities, fair value	11
Available-For-Sale Securities [Member] | Total | Mortgage-backed securities
Assets:
Available-for-sale securities, fair value		2
Available-For-Sale Securities [Member] | Total | Common stock and equivalents
Assets:
Available-for-sale securities, fair value	$ 2	$ 10